Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 81.0%
Security	Shares	Value
Aerospace & Defense — 2.5%
Airbus SE	12,791	$ 1,900,907
BAE Systems PLC	142,490	1,890,458
Boeing Co. (The)(1)	7,826	1,812,736
General Dynamics Corp.	8,626	2,130,363
L3Harris Technologies, Inc.	6,743	1,286,632
Lockheed Martin Corp.	5,159	2,310,046
MTU Aero Engines AG	11,994	2,457,941
Northrop Grumman Corp.	3,600	1,710,576
RTX Corp.	20,455	1,666,673
		$ 17,166,332
Air Freight & Logistics — 0.2%
FedEx Corp.	2,696	$ 697,806
United Parcel Service, Inc., Class B	5,551	841,587
		$ 1,539,393
Automobile Components — 0.4%
JTEKT Corp.	162,100	$ 1,489,530
Koito Manufacturing Co., Ltd.	72,700	1,100,398
		$ 2,589,928
Automobiles — 1.9%
Ford Motor Co.	104,247	$ 1,069,574
Mercedes-Benz Group AG	48,342	3,143,165
Tesla, Inc.(1)	28,275	6,788,262
Toyota Motor Corp.	115,300	2,189,068
		$ 13,190,069
Banks — 2.9%
Bank of America Corp.	78,553	$ 2,395,081
BNP Paribas S.A.	22,875	1,438,083
Chiba Bank, Ltd. (The)	216,000	1,620,860
Citigroup, Inc.	24,639	1,135,858
Citizens Financial Group, Inc.	50,650	1,381,225
Commonwealth Bank of Australia	20,294	1,401,937
Eastern Bankshares, Inc.	106,241	1,270,642
FB Financial Corp.	46,594	1,563,695
First Hawaiian, Inc.	91,379	1,795,597
JPMorgan Chase & Co.	14,313	2,233,973
Stellar Bancorp, Inc.	56,223	1,341,481
Veritex Holdings, Inc.	69,457	1,329,407
Wells Fargo & Co.	32,069	1,429,957
		$ 20,337,796
Security	Shares	Value
Beverages — 2.1%
Anheuser-Busch InBev S.A./NV	49,111	$ 3,090,700
Asahi Group Holdings, Ltd.	35,500	1,314,335
Coca-Cola Co. (The)	43,620	2,549,153
Heineken NV	30,350	2,778,333
Kirin Holdings Co., Ltd.	109,600	1,549,364
PepsiCo, Inc.	4,639	780,697
Pernod Ricard S.A.	16,229	2,803,728
		$ 14,866,310
Biotechnology — 1.3%
AbbVie, Inc.	16,781	$ 2,389,446
Amgen, Inc.	6,887	1,857,011
Gilead Sciences, Inc.	14,614	1,119,432
Regeneron Pharmaceuticals, Inc.(1)	2,028	1,670,687
Vertex Pharmaceuticals, Inc.(1)	6,247	2,216,498
		$ 9,253,074
Broadline Retail — 2.0%
Amazon.com, Inc.(1)	94,711	$ 13,836,330
		$ 13,836,330
Building Products — 0.7%
Carrier Global Corp.	25,841	$ 1,342,698
CSW Industrials, Inc.	7,450	1,321,109
Daikin Industries, Ltd.	8,000	1,194,555
Resideo Technologies, Inc.(1)	75,117	1,234,172
		$ 5,092,534
Capital Markets — 2.6%
Ares Management Corp., Class A	12,825	$ 1,439,606
Brightsphere Investment Group, Inc.	65,089	1,135,803
Brookfield Asset Management, Ltd., Class A(2)	37,067	1,297,803
Brookfield Corp.	41,309	1,456,980
CME Group, Inc.	7,087	1,547,517
Hamilton Lane, Inc., Class A	14,689	1,437,319
Houlihan Lokey, Inc.	12,613	1,358,672
Moelis & Co., Class A	26,752	1,269,382
Partners Group Holding AG	3,254	4,290,368
Tradeweb Markets, Inc., Class A	16,575	1,606,118
Victory Capital Holdings, Inc., Class A	39,628	1,274,040
		$ 18,113,608
Chemicals — 3.3%
AdvanSix, Inc.	35,991	$ 940,445
Akzo Nobel NV	14,153	1,089,463
Arkema S.A.	14,645	1,490,237

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Chemicals (continued)
BASF SE	22,436	$ 1,043,665
Corteva, Inc.	26,047	1,177,324
Dow, Inc.	37,005	1,915,009
EMS-Chemie Holding AG	3,263	2,313,524
Givaudan S.A.	546	2,043,354
Kaneka Corp.	52,100	1,309,535
Linde PLC	8,532	3,530,286
NOF Corp.	29,800	1,377,306
Novozymes A/S, Class B	25,857	1,340,838
Sika AG	6,721	1,826,425
Symrise AG	15,299	1,722,079
		$ 23,119,490
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	8,853	$ 1,513,774
		$ 1,513,774
Construction & Engineering — 0.9%
API Group Corp.(1)	51,892	$ 1,574,922
COMSYS Holdings Corp.	94,800	2,052,947
Eiffage S.A.	12,726	1,290,170
Taisei Corp.	39,900	1,356,833
		$ 6,274,872
Consumer Finance — 0.8%
AEON Financial Service Co., Ltd.	155,700	$ 1,334,126
American Express Co.	8,407	1,435,663
SLM Corp.	96,711	1,453,566
Synchrony Financial	42,727	1,382,646
		$ 5,606,001
Consumer Staples Distribution & Retail — 0.8%
Aeon Co., Ltd.	72,800	$ 1,505,754
Alimentation Couche-Tard, Inc.	35,989	2,052,801
Walmart, Inc.	11,278	1,755,872
		$ 5,314,427
Containers & Packaging — 0.4%
Silgan Holdings, Inc.	35,090	$ 1,463,955
Sonoco Products Co.	29,777	1,642,499
		$ 3,106,454
Diversified Telecommunication Services — 0.2%
AT&T, Inc.	66,680	$ 1,104,888
		$ 1,104,888
Security	Shares	Value
Electric Utilities — 2.1%
Duke Energy Corp.	18,338	$ 1,692,231
Enel SpA	589,511	4,165,980
Exelon Corp.	38,065	1,465,883
Hydro One, Ltd.(3)	110,992	3,085,315
Iberdrola S.A.	154,587	1,910,539
Southern Co. (The)	29,272	2,077,727
		$ 14,397,675
Electrical Equipment — 0.4%
Eaton Corp. PLC	13,323	$ 3,033,514
		$ 3,033,514
Electronic Equipment, Instruments & Components — 0.9%
Azbil Corp.	49,200	$ 1,589,028
Hexagon AB, Class B	125,055	1,252,536
Keyence Corp.	2,400	1,027,717
Knowles Corp.(1)	111,315	1,766,569
Kyocera Corp.	17,600	974,595
		$ 6,610,445
Energy Equipment & Services — 0.9%
Baker Hughes Co.	37,015	$ 1,249,256
ChampionX Corp.	36,763	1,077,891
Halliburton Co.	32,513	1,203,956
Schlumberger NV	23,540	1,225,022
Tenaris S.A.	88,130	1,520,488
		$ 6,276,613
Entertainment — 0.3%
CTS Eventim AG & Co. KGaA	31,019	$ 2,127,730
		$ 2,127,730
Financial Services — 2.1%
Berkshire Hathaway, Inc., Class B(1)	12,486	$ 4,494,960
Corebridge Financial, Inc.	67,106	1,411,239
Enact Holdings, Inc.	48,134	1,333,793
Equitable Holdings, Inc.	47,727	1,464,742
Mastercard, Inc., Class A	2,700	1,117,341
ORIX Corp.	81,900	1,496,233
PayPal Holdings, Inc.(1)	22,600	1,301,986
Visa, Inc., Class A	6,784	1,741,317
		$ 14,361,611
Food Products — 2.4%
Barry Callebaut AG	1,436	$ 2,393,097
Danone S.A.	50,935	3,275,267

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Food Products (continued)
Ezaki Glico Co., Ltd.	55,800	$ 1,540,333
House Foods Group, Inc.	70,500	1,539,809
Kagome Co., Ltd.	68,600	1,474,889
Kerry Group PLC, Class A	12,198	987,290
Nestle S.A.	42,125	4,793,345
Saputo, Inc.(2)	55,589	1,080,687
		$ 17,084,717
Ground Transportation — 1.7%
Canadian National Railway Co.	11,988	$ 1,391,083
Central Japan Railway Co.	45,500	1,091,552
CSX Corp.	34,321	1,108,568
Schneider National, Inc., Class B	47,833	1,101,594
Seino Holdings Co., Ltd.(2)	87,400	1,229,922
TFI International, Inc.	13,393	1,584,716
Uber Technologies, Inc.(1)	30,640	1,727,483
U-Haul Holding Co., Non Voting Shares	24,784	1,342,054
Union Pacific Corp.	4,711	1,061,247
		$ 11,638,219
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	20,606	$ 2,149,000
Becton, Dickinson & Co.	7,156	1,690,104
Boston Scientific Corp.(1)	42,187	2,357,832
Cochlear, Ltd.(2)	10,509	1,895,368
EssilorLuxottica S.A.	14,353	2,740,666
Intuitive Surgical, Inc.(1)	6,360	1,976,942
Medtronic PLC	25,101	1,989,756
Smith & Nephew PLC	104,856	1,359,322
Stryker Corp.	5,401	1,600,478
		$ 17,759,468
Health Care Providers & Services — 2.7%
Cardinal Health, Inc.	7,322	$ 784,040
Cencora, Inc.	14,703	2,990,149
Centene Corp.(1)	17,304	1,274,959
Fresenius SE & Co. KGaA	22,821	724,678
HCA Healthcare, Inc.	5,713	1,430,992
Laboratory Corp. of America Holdings	6,963	1,510,344
McKesson Corp.	6,198	2,916,531
Sonic Healthcare, Ltd.	66,505	1,286,939
UnitedHealth Group, Inc.	10,289	5,689,508
		$ 18,608,140
Hotels, Restaurants & Leisure — 0.4%
Airbnb, Inc., Class A(1)	8,562	$ 1,081,723
Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Booking Holdings, Inc.(1)	645	$ 2,016,077
		$ 3,097,800
Household Durables — 0.8%
Installed Building Products, Inc.	13,203	$ 1,987,183
Sony Group Corp.	12,400	1,066,289
Tri Pointe Homes, Inc.(1)	86,010	2,509,772
		$ 5,563,244
Household Products — 0.2%
Procter & Gamble Co. (The)	4,904	$ 752,862
Reckitt Benckiser Group PLC	11,786	804,594
		$ 1,557,456
Industrial Conglomerates — 1.2%
General Electric Co.	16,480	$ 2,007,264
Hitachi, Ltd.	24,900	1,731,329
Honeywell International, Inc.	9,820	1,923,934
Siemens AG	8,201	1,377,625
Smiths Group PLC	73,039	1,523,941
		$ 8,564,093
Industrial REITs — 0.2%
ProLogis, Inc.	10,172	$ 1,169,068
		$ 1,169,068
Insurance — 2.4%
AIA Group, Ltd.	160,800	$ 1,382,418
Allianz SE	4,446	1,117,910
American International Group, Inc.	21,632	1,423,602
Brighthouse Financial, Inc.(1)	27,569	1,434,415
Markel Group, Inc.(1)	879	1,264,960
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	9,350	3,982,534
QBE Insurance Group, Ltd.	129,620	1,318,878
Swiss Life Holding AG	4,842	3,109,333
Tokio Marine Holdings, Inc.	69,000	1,708,587
		$ 16,742,637
Interactive Media & Services — 3.2%
Alphabet, Inc., Class A(1)	59,335	$ 7,863,668
Alphabet, Inc., Class C(1)	52,389	7,015,935
Meta Platforms, Inc., Class A(1)	22,015	7,202,207
		$ 22,081,810

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
IT Services — 0.8%
Bechtle AG	48,338	$ 2,397,177
Otsuka Corp.	37,300	1,519,669
Shopify, Inc., Class A(1)(2)	17,918	1,305,276
		$ 5,222,122
Life Sciences Tools & Services — 0.2%
IQVIA Holdings, Inc.(1)	6,629	$ 1,419,269
		$ 1,419,269
Machinery — 2.1%
Caterpillar, Inc.	7,223	$ 1,810,950
Daifuku Co., Ltd.	74,400	1,401,572
Deere & Co.	4,200	1,530,522
Fortive Corp.	21,127	1,457,340
Illinois Tool Works, Inc.	6,404	1,551,113
Interroll Holding AG	411	1,177,212
Otis Worldwide Corp.	16,783	1,439,814
PACCAR, Inc.	30,568	2,806,754
Rational AG	2,704	1,734,136
		$ 14,909,413
Media — 0.3%
Fox Corp., Class B	38,374	$ 1,061,425
News Corp., Class B	47,161	1,086,589
		$ 2,148,014
Metals & Mining — 0.6%
BHP Group, Ltd.	38,038	$ 1,157,969
Freeport-McMoRan, Inc.	36,233	1,352,216
Rio Tinto, Ltd.	18,617	1,528,555
		$ 4,038,740
Multi-Utilities — 0.8%
CenterPoint Energy, Inc.	44,159	$ 1,248,375
Dominion Energy, Inc.	25,846	1,171,858
National Grid PLC	141,590	1,836,318
NiSource, Inc.	49,358	1,265,539
		$ 5,522,090
Oil, Gas & Consumable Fuels — 4.8%
Antero Midstream Corp.	113,509	$ 1,511,940
California Resources Corp.	27,648	1,415,854
Cheniere Energy, Inc.	8,289	1,509,841
Chevron Corp.	22,303	3,202,711
ConocoPhillips	11,259	1,301,203
Devon Energy Corp.	29,359	1,320,274
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.	8,742	$ 1,349,852
DT Midstream, Inc.	26,306	1,507,071
Exxon Mobil Corp.	41,302	4,243,367
Hess Corp.	8,737	1,228,073
Magnolia Oil & Gas Corp., Class A	58,411	1,255,836
Marathon Oil Corp.	50,501	1,284,240
Occidental Petroleum Corp.	21,009	1,242,682
Phillips 66	11,248	1,449,755
PrairieSky Royalty, Ltd.	66,136	1,215,056
Repsol S.A.	96,746	1,485,568
Shell PLC	75,212	2,431,214
Suncor Energy, Inc.(2)	40,015	1,319,335
Targa Resources Corp.	16,399	1,483,290
TC Energy Corp.	50,870	1,907,789
		$ 33,664,951
Paper and Forest Products — 0.2%
Mondi PLC	76,463	$ 1,362,433
		$ 1,362,433
Personal Care Products — 0.7%
Kao Corp.	33,700	$ 1,291,148
L'Oreal S.A.	5,509	2,588,631
Unilever PLC	25,588	1,220,719
		$ 5,100,498
Pharmaceuticals — 4.4%
Astellas Pharma, Inc.	86,300	$ 1,051,813
AstraZeneca PLC	14,860	1,912,576
Bristol-Myers Squibb Co.	36,600	1,807,308
Daiichi Sankyo Co., Ltd.	94,400	2,557,969
Eli Lilly & Co.	7,573	4,475,946
GSK PLC	94,086	1,690,485
Johnson & Johnson	8,547	1,321,879
Merck & Co., Inc.	13,030	1,335,314
Merck KGaA	4,255	745,322
Novartis AG	41,817	4,081,684
Novo Nordisk A/S, Class B	16,942	1,730,873
Pfizer, Inc.	46,212	1,408,079
Roche Holding AG PC	11,052	2,973,220
Sanofi S.A.	17,702	1,650,976
Takeda Pharmaceutical Co., Ltd.	73,500	2,083,573
		$ 30,827,017
Professional Services — 1.0%
Automatic Data Processing, Inc.	8,064	$ 1,854,075

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Professional Services (continued)
Parsons Corp.(1)	24,461	$ 1,523,676
Paycom Software, Inc.	5,258	955,168
Science Applications International Corp.	12,687	1,489,580
Verra Mobility Corp.(1)	71,947	1,444,696
		$ 7,267,195
Real Estate Management & Development — 0.5%
Daiwa House Industry Co., Ltd.	24,600	$ 698,995
Mitsubishi Estate Co., Ltd.	112,800	1,524,883
Sun Hung Kai Properties, Ltd.	157,500	1,544,236
		$ 3,768,114
Residential REITs — 0.2%
Mid-America Apartment Communities, Inc.	8,371	$ 1,042,022
		$ 1,042,022
Retail REITs — 0.1%
Realty Income Corp.	13,212	$ 712,919
		$ 712,919
Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV	3,858	$ 2,629,329
Broadcom, Inc.	3,449	3,192,843
Intel Corp.	24,665	1,102,526
NVIDIA Corp.	26,336	12,317,347
		$ 19,242,045
Software — 4.8%
Alarm.com Holdings, Inc.(1)	42,706	$ 2,326,623
Microsoft Corp.	74,292	28,149,982
Nemetschek SE	38,983	3,403,311
		$ 33,879,916
Specialized REITs — 0.7%
Equinix, Inc.	1,786	$ 1,455,608
Four Corners Property Trust, Inc.	106,411	2,446,389
VICI Properties, Inc.	41,153	1,230,063
		$ 5,132,060
Specialty Retail — 0.8%
Home Depot, Inc. (The)	5,809	$ 1,821,064
Industria de Diseno Textil S.A.	94,543	3,901,319
		$ 5,722,383
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	169,371	$ 32,172,021
Hewlett Packard Enterprise Co.	66,191	1,119,290
		$ 33,291,311
Textiles, Apparel & Luxury Goods — 0.5%
adidas AG	17,372	$ 3,636,542
		$ 3,636,542
Tobacco — 1.0%
Altria Group, Inc.	23,508	$ 988,276
British American Tobacco PLC	72,503	2,307,044
Japan Tobacco, Inc.	87,200	2,242,325
Philip Morris International, Inc.	18,363	1,714,370
		$ 7,252,015
Trading Companies & Distributors — 1.2%
Brenntag SE	36,205	$ 3,132,204
GMS, Inc.(1)	21,646	1,464,135
ITOCHU Corp.	47,400	1,842,789
Mitsubishi Corp.	41,800	1,949,061
		$ 8,388,189
Water Utilities — 0.2%
Severn Trent PLC	45,906	$ 1,508,041
		$ 1,508,041
Total Common Stocks (identified cost $428,615,783)		$567,756,819

Exchange-Traded Funds — 15.8%
Security	Shares	Value
Equity Funds — 15.8%
iShares MSCI China ETF	1,408,766	$ 60,126,133
iShares MSCI India ETF	390,900	17,989,218
iShares MSCI South Korea ETF	233,100	14,694,624
iShares MSCI Taiwan ETF	375,500	18,286,850
Total Exchange-Traded Funds (identified cost $133,907,352)		$111,096,825

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 3.7%
Affiliated Fund — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.26%(4)	21,820,394	$ 21,820,394
Total Affiliated Fund (identified cost $21,820,394)		$ 21,820,394

Securities Lending Collateral — 0.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.37%(5)	4,088,180	$ 4,088,180
Total Securities Lending Collateral (identified cost $4,088,180)		$ 4,088,180
Total Short-Term Investments (identified cost $25,908,574)		$ 25,908,574
Total Investments — 100.5% (identified cost $588,431,709)		$704,762,218
Other Assets, Less Liabilities — (0.5)%		$ (3,405,511)
Net Assets — 100.0%		$701,356,707
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at November 30, 2023. The aggregate market value of securities on loan at November 30, 2023 was $5,920,175 and the total market value of the collateral received by the Fund was $6,277,378, comprised of cash of $4,088,180 and U.S. government and/or agencies securities of $2,189,198.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2023, the aggregate value of these securities is $3,085,315 or 0.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of November 30, 2023.
(5)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	56.2%	$394,395,428
Japan	7.7	54,028,691
Germany	4.7	32,746,019
Switzerland	3.0	21,234,997
Canada	2.5	17,696,841
France	2.5	17,527,689
United Kingdom	2.1	14,363,013
Netherlands	1.3	8,928,339
Australia	1.2	8,589,646
Spain	1.0	7,297,426
Italy	0.6	4,165,980
Belgium	0.5	3,090,700
Denmark	0.4	3,071,711
Hong Kong	0.4	2,926,654
Austria	0.2	1,362,433
Sweden	0.2	1,252,536
Ireland	0.2	987,290
Exchange-Traded Funds	15.8	111,096,825
Total Investments	100.5%	$704,762,218
Abbreviations:
PC	– Participation Certificate
REITs	– Real Estate Investment Trusts

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at November 30, 2023.
Affiliated Investments
At November 30, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $21,820,394, which represents 3.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended November 30, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$16,967,233	$31,065,393	$(26,212,232)	$ —	$ —	$21,820,394	$216,628	21,820,394
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 25,334,712	$ 2,127,730	$ —	$ 27,462,442
Consumer Discretionary	31,109,985	16,526,311	—	47,636,296
Consumer Staples	11,674,718	39,500,705	—	51,175,423
Energy	34,504,294	5,437,270	—	39,941,564
Financials	50,960,386	24,201,267	—	75,161,653
Health Care	49,381,504	28,485,464	—	77,866,968
Industrials	55,052,374	30,335,154	—	85,387,528
Information Technology	83,452,477	14,793,362	—	98,245,839
Materials	12,021,734	19,605,383	—	31,627,117
Real Estate	8,056,069	3,768,114	—	11,824,183
Utilities	12,006,928	9,420,878	—	21,427,806
Total Common Stocks	$373,555,181	$194,201,638*	$ —	$567,756,819
Exchange-Traded Funds	$111,096,825	$ —	$ —	$111,096,825
Short-Term Investments:
Affiliated Fund	21,820,394	—	—	21,820,394

Eaton Vance
Richard Bernstein Equity Strategy Fund
November 30, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Securities Lending Collateral	$ 4,088,180	$ —	$ —	$ 4,088,180
Total Investments	$510,560,580	$194,201,638	$ —	$704,762,218
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.